Select Class Shares | SSgA Emerging Markets Fund
FUND SUMMARY SSgA EMERGING MARKETS FUND
INVESTMENT OBJECTIVE
SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	Select Class Shares SSgA Emerging Markets Fund Select Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Shares SSgA Emerging Markets Fund Select Class
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.03%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.04%

EXAMPLE
This example is intended to help you compare the cost of investing in Select Class Shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Select Class Shares of the fund for the time periods indicated, and then redeem all of your Select Class Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Select Class Shares SSgA Emerging Markets Fund Select Class	106	331	574	1,271

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s advisor to have a developing or emerging economy or securities market. An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s advisor employs a proprietary quantitative model to assist in country and stock selection, which the advisor believes are the keys to achieving the fund’s objective. This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe. In addition, the model assists the advisor in controlling the fund’s exposure to risks relative to the fund’s benchmark. The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance. It allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. From time to time, the advisor will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, securities convertible into common stocks, initial public offerings, equity swaps, equity futures, currency forwards, index swaps, structured equity notes, equity linked notes, American Depository Receipts and participation certificates.

The fund may use futures, forwards, swaps and certain other instruments to seek to generate returns. The fund’s use of futures, forwards, swaps and certain other instruments provides financial leverage. Through the use of leverage, the fund’s total investment exposure could far exceed the value of its portfolio holdings and its investment returns could depend upon the performance of equities and currencies that the fund does not own.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risk, and consequently, the fund may have a more volatile share price, than a fund investing primarily in equity securities of large, established U.S. corporations.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.
  Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.
  Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.
  Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.
  American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.
  Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Futures Risk. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.
  Forward Currency Contracts. The fund may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the fund’s investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Swaps. A swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
  Participation Certificates. Participation certificates are issued by banks or broker-dealers and are designed to offer a return linked to a security, index of securities or other asset. Investments in participation certificates involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate and are subject to counterparty risk.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the performance fund’s Select Class Shares has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Select Class Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Select Class Shares before their inception (March 1, 2006) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Emerging Markets Fund

Highest Quarterly Results (2001-2010)	Lowest Quarterly Results (2001-2010)	Year-to-Date Ended
June 30, 2009:	September 30, 2008:	September 30, 2011:
31.35%	(29.88)%	(23.37)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns Select Class Shares SSgA Emerging Markets Fund		1 Year	5 Years		10 Years
Select Class	[1]	19.81%	11.07%	[2]	15.57%	[2]
Select Class Return After Taxes on Distributions	[1]	19.02%	9.88%	[2]	14.77%	[2]
Select Class Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.86%	9.33%	[2]	13.93%	[2]
MSCI Emerging Markets Index (Gross)		19.20%	13.11%		16.23%
MSCI Emerging Markets Index (Net)		18.88%	12.78%		15.89%
[1]	The Select Class began operating on March 1, 2006. Performance for the fund's Select Class before inception is derived from the historical performance of the Institutional Class. The returns shown above do not reflect deduction of the lower distribution fees and shareholder services fees applicable to the Select Class. The returns of the Select Class would have been higher than the Institutional Class due to the lower distribution and shareholder servicing fees.
[2]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).